Workforce Reduction	12 Months Ended
May. 31, 2015
Restructuring and Related Activities [Abstract]
Workforce Reduction
WORKFORCE REDUCTION
During fiscal 2014 and 2015, we performed reviews of our operations and support structure resulting in changes in our growth plans and related support structure needs. As a result, we had workforce reductions and program spending cuts in September 2013 (September 2013 Plan), January 2014 (January 2014 Plan), May 2014 (May 2014 Plan), November 2014 (November 2014 Plan) and May 2015 (May 2015 Plan). In accordance with these actions, we incurred employee termination benefits costs and other costs which are included in general and administrative expenses in our consolidated statements of earnings as follows:

(in millions)	Fiscal Year
	2015	2014
Employee termination benefits (1)	$37.4	$17.2
Other (2)	0.5	0.9
Total	$37.9	$18.1

(1)	Includes salary and stock-based compensation expense.

(2)	Includes postemployment medical, outplacement and relocation costs.
The following table summarizes the accrued employee termination benefits and other costs which are primarily included in other current liabilities on our consolidated balance sheet as of May 31, 2015:

(in millions)	September 2013 Plan	January 2014 Plan	May 2014 Plan	November 2014 Plan	May 2015 Plan	Payments	Adjustments	Balance at May 31, 2015

Employee termination benefits (1)	$7.7	$0.7	$5.0	$17.2	$7.0	$(23.4)	$0.7	$14.9
Other	0.8	0.1	0.2	0.4	0.2	(1.1)	(0.2)	0.4
Total	$8.5	$0.8	$5.2	$17.6	$7.2	$(24.5)	$0.5	$15.3

(1)	Excludes costs associated with stock options and restricted stock that will be settled in shares upon vesting.
We expect the remaining liability to be paid by the second quarter of fiscal 2017.